SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 4,425,985	$ 4,629,756	$ 4,837,876
Reinsurance recoverables, incurred but not reported claims	$ 6,500,000	$ 5,300,000
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Minimum | Office Machines, Equipment and Automobiles
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Maximum | Office Machines, Equipment and Automobiles
Property, Plant and Equipment [Line Items]
Useful lives	10 years